CONSOLIDATED FINANCIAL STATEMENTS DETAILS - Government grants (Details) $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
CONSOLIDATED FINANCIAL STATEMENTS DETAILS
Government Assistance, Operational Commitment Duration	3 years
Cash installments	$ 44.4
Maximum
CONSOLIDATED FINANCIAL STATEMENTS DETAILS
Government Assistance, Award Amount	$ 54.1